SHAREHOLDERS' EQUITY - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 13, 2024 USD ($)	Jun. 28, 2021 shares	Jun. 30, 2024 USD ($)	Dec. 31, 2025 USD ($) Vote $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Aug. 08, 2025
Class of Stock [Line Items]
Ownership interest acquired (as a percentage)						0.49
Ownership (as percentage)						100.00%
Shares issued to acquire remaining non-controlling interest in consolidated subsidiary (in shares)				248,829
Net income attributable to a non-controlling interest | $				$ 707	$ 202
Stock issued during period, value, shares payable business acquisitions | $				2,579	3,834
Shares Issued for 2024 and 2023 Bonus, respectively | $				1,114	2,715
Shares issued for vested non-qualified options (in shares)		1,433,810
Stock issued during period, value, shares issued for vested non-qualified options | $			$ 2,800	0	2,757
Paid-in-kind interest | $				1,292	$ 1,292
Issuance of Series E Preferred Shares and Exchange of Series B and Series C Preferred Shares for Series E Preferred Shares | $				18,492
Temporary equity, redemption value | $				$ 18,498
Natural Healing Center LLC
Class of Stock [Line Items]
Share issued (in shares)				47,635	190,575
NHC Lemoore LLC
Class of Stock [Line Items]
Share issued (in shares)				26,840	107,379
NHC MMB, LLC
Class of Stock [Line Items]
Share issued (in shares)				41,952	167,843
ATM Program
Class of Stock [Line Items]
Authorized sale of subordinate voting shares | $	$ 25,000
Share issued (in shares)				678,167	10,000
Shares issued, price per share (in dollars per share) | $ / shares				$ 9.12	$ 6.72
Gross proceeds | $				$ 6,200	$ 67
Net proceeds | $				6,100	66
Sales commissions | $				$ 124	1
GH Group Inc.
Class of Stock [Line Items]
Authorized number of preferred shares (in shares)				155,000
Maximum period for increase in the dividend rate				54 months
Dividends, preferred stock | $				$ 15,400	$ 16,000
Multiple Voting Shares
Class of Stock [Line Items]
Number of votes | Vote				50
Multiple voting shares, period				3 years
Multiple voting shares, par value (in dollars per share) | $ / shares				$ 0.001
Equity Shares
Class of Stock [Line Items]
Number of votes | Vote				1
Exchangeable Shares
Class of Stock [Line Items]
Number of votes | Vote				1
Maximum voting power percentage				49.90%
Exchange ratio for subordinate voting shares				1
Preferred Series B Shares
Class of Stock [Line Items]
Temporary equity shares, issued (in shares)				0	49,969
Preferred Series B Shares | GH Group Inc.
Class of Stock [Line Items]
Authorized number of preferred shares (in shares)				55,000
Cumulative dividend rate				20.00%
Percentage of increase in dividend rate				2.50%
Preferred shares outstanding (in shares)				0	49,969
Preferred shares issued (in shares)				0	49,969
Preferred Series C Shares
Class of Stock [Line Items]
Temporary equity shares, issued (in shares)				0	5,000
Preferred Series C Shares | GH Group Inc.
Class of Stock [Line Items]
Authorized number of preferred shares (in shares)				5,000
Cumulative dividend rate				20.00%
Percentage of increase in dividend rate				2.50%
Preferred shares outstanding (in shares)				0	5,000
Preferred shares issued (in shares)				0	5,000
Preferred Series D Shares
Class of Stock [Line Items]
Temporary equity shares, issued (in shares)				15,000	15,000
Preferred Series D Shares | GH Group Inc.
Class of Stock [Line Items]
Authorized number of preferred shares (in shares)				15,000
Cumulative dividend rate				15.00%
Percentage of increase in dividend rate				5.00%
Preferred shares outstanding (in shares)				15,000	15,000
Preferred shares issued (in shares)				15,000	15,000
Convertible Preferred Shares
Class of Stock [Line Items]
Temporary equity shares, issued (in shares)				77,500	0
Convertible Preferred Shares | GH Group Inc.
Class of Stock [Line Items]
Authorized number of preferred shares (in shares)				80,000
Preferred conversion price (in dollars per share) | $ / shares				$ 9.00
Convertible preferred stock, volume weighted average price, duration				60 days
Weighted average price of the equity shares (in dollars per share) | $ / shares				$ 12.00
Trading volume of the equity shares (in shares)				1,000,000
Cumulative dividend rate				12.00%
Preferred shares issued (in shares)				77,500
Issuance of Series E Preferred Shares and Exchange of Series B and Series C Preferred Shares for Series E Preferred Shares | $				$ 77,500
Temporary equity shares, issued (in shares)				58,473
Convertible Preferred Shares | GH Group Inc. | Dividends Payable
Class of Stock [Line Items]
Temporary equity shares, issued (in shares)				535
Convertible Preferred Shares | GH Group Inc. | New Private Placement
Class of Stock [Line Items]
Issuance of Series E Preferred Shares and Exchange of Series B and Series C Preferred Shares for Series E Preferred Shares | $				$ 18,500
Temporary equity shares, issued (in shares)				18,492
Common Class C | GH Group Inc.
Class of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion (in shares)				1
Equity Shares
Class of Stock [Line Items]
Stock issued during period, shares, issued for bonus (in shares)				208,772	286,406
Shares Issued for 2024 and 2023 Bonus, respectively | $				$ 1,100	$ 2,700
Shares issued for vested non-qualified options (in shares)					1,433,810
Stock issued during period, value, shares issued for vested non-qualified options | $					$ 2,800
Shares issued for payment of interest on convertible debentures (in shares)				208,237	191,411
Paid-in-kind interest | $				$ 1,300	$ 1,300
Stock issued during period, shares, acquisitions (in shares)				500,000
Equity Shares | Glass House Brands Inc.
Class of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion (in shares)				1
Preferred Series E Shares | GH Group Inc.
Class of Stock [Line Items]
Preferred shares outstanding (in shares)				77,500	0
Preferred shares issued (in shares)				77,500	0
Series B and Series C Preferred Stock | GH Group Inc.
Class of Stock [Line Items]
Preferred stock, conversion, value | $				$ 58,500
Series B and Series C Preferred Stock | GH Group Inc. | Dividends Payable
Class of Stock [Line Items]
Temporary equity, dividends payable | $				$ 500